NATURE AND CONTINUANCE OF OPERATIONS	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
NATURE AND CONTINUANCE OF OPERATIONS

NOTE 1 – NATURE AND CONTINUANCE OF OPERATIONS

A2Z CUST2MATE SOLUTIONS CORP. (the “Company”) was incorporated on January 15, 2018 under the laws of British Columbia. The head office is located at 1600 – 609 Granville Street, Vancouver, British Columbia V7Y 1C3, and the records and registered office is located at 2200 HSBC Building 885 West Georgia Street, British Columbia, V6C 3E8.

The Company has been listed on the NASDAQ Stock Market LLC (“Nasdaq”) starting January 22, 2022, and traded under the symbol “AZ”. The Company has been listed on the TSX Venture Exchange (“TSX.V”) in Toronto until February 28, 2024. Following an approval for a voluntary delisting, the Company no longer trades on the TSX.V but has remained a reporting issuer in Canada and its common shares (the “Common Shares”) remain listed on Nasdaq under the symbol AZ.

As of March 31, 2025, the Company had three key subsidiaries (the “Subsidiaries”), all of which are companies incorporated under the laws of Israel: (1) Cust2mate Ltd. (“Cust2mate”); (2) A2Z Advanced Military Solutions Ltd (“A2Z MS”); and (3) Isramat Ltd. (“A2Z Isramat”). On August 10, 2023, Cust2mate announced the launch of Cust2mate USA Inc. (“Cust2mate USA”), a subsidiary incorporated on July 12, 2023 under the laws of Delaware.

The Company’s activities through A2Z Isramat and A2Z MS include the provision of services in the field of services  to the military and security markets as well as the development of related products for the civilian markets. Such services include providing maintenance services and container leasing. These two subsidiaries also provide maintenance services for complex electronic systems and products.

The Company owns 96.58% of the common shares of Cust2Mate, a technology company focused on providing retail automation solutions, in particular for large grocery stores and supermarkets. The Company’s primary product is the Cust2Mate system which incorporates a “smart cart” which automatically calculates the value of the customers purchases in their smart cart, without having to unload and reload their purchases at a customer checkout point.

The Cust2Mate system offers various features for shoppers and retailers such as product information and location, an on-cart scale to weigh items and automatically calculate costs, bar-code scanner and on-board payment system to bypass checkout lines. In addition, the product includes big data smart algorithms and computer vision capabilities, allowing for customer specific targeted advertising. (“The Cust2Mate Platform”).

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred recurring losses and negative cash flows from operating activities since inception, such that as of March 31, 2025, the Company had accumulated losses of $106,873 and a net loss in the amount of $6,753 for the three months ended March 31, 2025. As of the date of the issuance of these financial statements, the Company has not yet commenced generating sufficient revenues. However, considering the cash and cash equivalent balance as of March 31, 2025, following equity issuances during 2024 and equity raised during the first quarter of 2025, the Company has sufficient funds for at least the foreseeable future.

During October 2023, the Israeli government declared a state of war due to the terror attack that was launched on the State of Israel on that day, and which still continues. At the same time, the Hezbollah organization has since carried out missile and rocket attacks on various areas in Israel’s northern regions, targeting both military and civilian locations (“the War”). The War has led to various consequences and restrictions on the Israeli economy, including, among other things, an extensive mobilization of reserves, the evacuation of many settlements, both in the area bordering the Gaza strip and near the northern border, as well as taking actions for maintaining public safety and security, such as, among other things, imposing restrictions on gatherings, depending on the proximity thereof to the combat zones, including at workplaces and in the education system. Taking such actions caused a decline and a slowdown in the activity of the Israeli economy. In addition, the ongoing operation of many companies has suffered by the reduction in workforce availability, including due to the departure of foreign workers, extensive recruitment of reserves and absence from work due to the restrictions on the activity of the education system.

The War had no material effect on the Company’s financial situation and on the results of the Company’s activities. Also, the Company managed to maintain operational and functional continuity, including maintaining an effective staff volume and effective ongoing operations with its customers and suppliers. As of the date of the report, the War still goes on and there is uncertainty as to its duration, further development and scope.

These Condensed Interim Consolidated financial statements were authorized for issue by the Board of Directors on May 15, 2025.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)